Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2011 Y
Additional summary of significant accounting policies (Textual) [Abstract]
Cash and cash equivalents maturity period, maximum	3 months
Expected return on fund assets calculated using market-related asset values developed	five-year average of market values
The maximum market related asset value as a percentage of market value used to calculate net periodic benefit cost	120.00%
The minimum market related asset value as a percentage of market value used to calculate net periodic benefit cost	80.00%
Unrecognized actuarial gains and losses as a percentage in excess of the greater of the benefit obligation and the market-related plan assets	10.00%
Expected average remaining service period of active employees expected to receive benefits under the plan	10 years
Amortization period of favorable leases, customer relationships and interline contracts Maximum in years	20
Probability threshold for recognizing income tax benefits to be realized upon settlement	50.00%
Amortization period of customer relationships and interline contracts Minimum in years	4
Track Network
Summary of significant accounting policies (Textual) [Abstract]
Option to expand track network amortization period in years	100